Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 7:-	SUBSEQUENT EVENTS

On July 17, 2022, the Company’s board of directors approved a grant of options exercisable into 4,750,000 of the Company’s ordinary shares to the Company’s officers and 3,000,000 to the Company’s Chief Executive Officer for an exercise price of NIS 0.25 per share ($ 0.07 per share based on the exchange rate reported by the Bank of Israel on the same day). The grant to the Company’s Chief Executive Officer is subject to shareholders’ approval. The options will vest on a quarterly basis for a period of 4 years.